SUBSEQUENT EVENTS (Details) - USD ($)	Sep. 24, 2025	Jul. 15, 2025	Jun. 30, 2025	May 23, 2025	Dec. 31, 2024	Feb. 20, 2023
SUBSEQUENT EVENTS
Ordinary shares, par value (per share)				$ 0.08		$ 0.01
Class A ordinary shares
SUBSEQUENT EVENTS
Ordinary shares, par value (per share)			$ 0.0001		$ 0.0001
Subsequent event | Class A ordinary shares
SUBSEQUENT EVENTS
Number of ordinary shares granted		302,230
Ordinary shares, par value (per share)	$ 0.0001	$ 0.0001
Issue of ordinary shares, Shares	10,700,000
Share issue price per share	$ 0.58
Net proceeds after deduction of underwriting discounts	$ 5,997,397